EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS - Narrative (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
The gains of ther Group's other financial assets recognized in the profit or loss for the year	¥ 2,978	¥ 4,603	¥ 3,685
Other financial assets [member]
Disclosure of financial assets [line items]
The gains of ther Group's other financial assets recognized in the profit or loss for the year	¥ 2,978	¥ 4,603	¥ 3,685